Other Income, Gain and Loss - Summary of Other Income, Gain and Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Analysis of income and expense [abstract]
Interest income	¥ 11,931	$ 1,735	¥ 11,020	¥ 11,126
Net gain (loss) from sales of scrap materials	3,243	472	5,050	(1,715)
Insurance compensation income			3,311
Government grants				1,473
Release of deferred income	797	116	797	796
Others	118	17	993
Other income, gains and losses	¥ 16,089	$ 2,340	¥ 21,171	¥ 11,680